Summary of Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrealized gain (loss) on marketable securities
Beginning balance	$ (1,420)	$ (1,926)	$ (159)
Other comprehensive income (loss) before reclassifications	197	475
Net realized gains (loss) reclassified from OCI	289	31	(1,840)
Net current period other comprehensive loss	486	506
Reclassification adjustments for losses included in net income			73
Ending balance	(934)	(1,420)	(1,926)
Unrealized gain on Hedging transactions
Beginning balance	0	0	0
Other comprehensive income before reclassifications	1,728	0
Net realized loss (gains) reclassified from OCI	(279)	0	0
Net current period other comprehensive income	1,449	0	0
Ending balance	$ 1,449	$ 0	$ 0